INTANGIBLE ASSETS AND GOODWILL	12 Months Ended
Dec. 29, 2019
Intangible assets [Abstract]
INTANGIBLE ASSETS AND GOODWILL
INTANGIBLE ASSETS AND GOODWILL:

Intangible assets:

2019	Customer contracts and customer relationships	Trademarks	License agreements	Computer software	Non-compete agreements	Total

Cost
Balance, December 30, 2018	$224,489	$226,172	$69,600	$58,255	$1,790	$580,306
Additions	—	—	3,150	11,074	—	14,224
Disposals	—	—	—	(206)	—	(206)
Balance, December 29, 2019	$224,489	$226,172	$72,750	$69,123	$1,790	$594,324

Accumulated amortization
Balance, December 30, 2018	$89,064	$1,808	$57,606	$36,465	$1,790	$186,733
Amortization	12,780	700	3,809	5,206	—	22,495
Disposals	—	—	—	(18)	—	(18)
Write-downs and impairments	—	—	—	1,250	—	1,250
Balance, December 29, 2019	$101,844	$2,508	$61,415	$42,903	$1,790	$210,460
Carrying amount, December 29, 2019	$122,645	$223,664	$11,335	$26,220	$—	$383,864

2018	Customer contracts and customer relationships	Trademarks	License agreements	Computer software	Non-compete agreements	Total

Cost
Balance, December 31, 2017	$224,489	$226,172	$59,498	$49,771	$1,880	$561,810
Additions	—	—	10,102	9,363	—	19,465
Disposals	—	—	—	(879)	(90)	(969)
Balance, December 30, 2018	$224,489	$226,172	$69,600	$58,255	$1,790	$580,306

Accumulated amortization
Balance, December 31, 2017	$75,472	$1,108	$49,034	$32,711	$1,880	$160,205
Amortization	13,592	700	8,572	4,475	—	27,339
Disposals	—	—	—	(721)	(90)	(811)
Balance, December 30, 2018	$89,064	$1,808	$57,606	$36,465	$1,790	$186,733
Carrying amount, December 30, 2018	$135,425	$224,364	$11,994	$21,790	$—	$393,573

The carrying amount of internally-generated assets within computer software was $21.8 million as at December 29, 2019 (December 30, 2018 - $16.2 million). Included in computer software as at December 29, 2019 is $9.9 million (December 30, 2018 - $5.9 million) of assets not yet utilized in operations.

Goodwill:

	2019	2018

Balance, beginning of fiscal year	$227,362	$226,571
Goodwill acquired	—	692
Other	503	99
Balance, end of fiscal year	$227,865	$227,362

10. INTANGIBLE ASSETS AND GOODWILL (continued):

Recoverability of cash-generating units:
Goodwill acquired through business acquisitions and trademarks with indefinite useful lives have been allocated to the Company's CGUs as follows:

December 29, 2019

Textile & Sewing:
Goodwill	$206,637
Indefinite life intangible assets	93,400
$300,037

Hosiery:
Goodwill	$21,228
Indefinite life intangible assets	129,272
$150,500

In assessing whether goodwill and indefinite life intangible assets are impaired, the carrying amounts of the CGUs (including goodwill and indefinite life intangible assets) are compared to their recoverable amounts. The recoverable amounts of CGUs are based on the higher of the value in use and fair value less costs of disposal. The Company performed the annual impairment review for goodwill and indefinite life intangible assets as at December 29, 2019, and the estimated recoverable amounts exceeded the carrying amounts of the CGUs and as a result, there was no impairment identified.

Recoverable amount
The Company determined the recoverable amounts of the Textile & Sewing and Hosiery CGUs based on the fair value less costs of disposal method. The fair values of the Textile & Sewing and Hosiery CGUs were based on a multiple applied to forecasted earnings before financial expenses, income taxes, depreciation and amortization, and restructuring and acquisition-related costs ("adjusted EBITDA") for the next year, which takes into account financial forecasts approved by senior management. The key assumptions for the fair value less costs of disposal method include estimated sales volumes, selling prices, input costs, and SG&A expenses in determining future forecasted adjusted EBITDA, as well as the multiple applied to forecasted adjusted EBITDA. The adjusted EBITDA multiple was obtained by using market comparables as a reference. The values assigned to the key assumptions represent management’s assessment of future trends and have been based on historical data from external and internal sources. For the Textile & Sewing CGU, no reasonably possible change in the key assumptions used in determining the recoverable amount would result in any impairment of goodwill or indefinite life intangible assets.
Hosiery CGU
The key assumptions used in the estimation of the recoverable amount for the Hosiery CGU are the risk adjusted forecasted adjusted EBITDA for the next year and the adjusted EBITDA multiple of 11. The most significant assumptions that form part of the risk adjusted forecasted adjusted EBITDA for the Hosiery CGU relate to continuing sales trends and expected gross margins and SG&A expenses. Management has identified that a reasonably possible change in forecasted adjusted EBITDA or adjusted EBITDA multiple could cause the carrying amount of the Hosiery CGU to exceed its recoverable amount. A decrease in the risk adjusted forecasted adjusted EBITDA of 10% in the Hosiery CGU, combined with a decrease in the adjusted EBITDA multiple by a factor of 1 would result in the estimated recoverable amount being equal to the carrying amount. A further decrease in the risk adjusted forecasted adjusted EBITDA or the adjusted EBITDA multiple may result in the Company recording an impairment charge relating to the Hosiery CGU.